Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt
Debt Disclosure

[5] Notes Payable

	March 31,	December 31,
	2012	2011

Notes payable due in equal monthly installments, monthly payments of $2,500 and one payment on June 30, 2011 equal to the outstanding balance; interest rate of 7.60%. The notes are collateralized by the assets of the Company. (1)	$-	$91,517

Notes payable due in equal monthly installments, over 60 months, Maturing through April 2014 at interest rates of 10.52%. The notes are collateralized by specific assets of the Company.	48,342	51,626

Total	48,342	51,626
Less: Current Maturities Included in Current Liabilities	25,477	20,591

Total Long-Term Portion of Debt	$22,865	$31,035

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009 between the company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default. The note payable was paid off in November 2011 through an assignment of a convertible debt agreement with Panache Capital, LLC

[6] Notes Payable

	December 31,
	2011	2010

Notes payable due in equal monthly installments, monthly payments of $2,500 and one payment on June 30, 2011 equal to the outstanding balance; interest rate of 7.60%. The notes are collateralized by the assets of the Company. (1)	$--	$91,517

Notes payable due in equal monthly installments, over 60 months, maturing through April 2014 at interest rates of 10.52%. The notes are collateralized by specific assets of the Company.	51,626	70,169

Total	51,626	161,686
Less: Current Maturities Included in Current Liabilities	20,591	110,060

Total Long-Term Portion of Debt	$31,035	$51,626

Maturities of long-term debt are as follows:

Years ended
December 31,
2012	$20,591
2013	22,865
2014	8,170

Total	$51,626

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009, between the Company and the bank. In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default.  The note payable was paid off in November 2011 through an assignment and convertible debt agreement with Panache Capital, LLC